Stern Brothers [Member] Expense Example - Stern Brothers - BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND - Stern Brothers Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	114
Expense Example, with Redemption, 10 Years	$ 264